Summary of Significant Accounting Policies (Details)		1 Months Ended	12 Months Ended
	Jul. 08, 2025 USD ($)	Jul. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Deposited with financial institutions amount							$ 102,564	$ 800,000
Exchanges rates used for translation			0.078
Recognized revenue			$ 31,406,604	$ 14,875,233
Net loss			8,004,730	(1,275,882)	$ (1,296,203)
Net cash			(3,813,420)	3,391,813	(1,666,207)
Cash at banks			315,721	2,365,532
Discretionary repayment to directors			(1,975,616)	(1,142,786)	1,922,564
Net Income (Loss)			(8,004,730)	1,275,882	1,296,203
Impairment losses on long-lived assets
Material amount
Deferred offering costs				463,529
Estimated useful life			5 years
annual rate of equipment value, percentage			20.00%
Non-cash share-based payment			$ 7,813,520
Uncertain tax positions
Amount of profit before income taxes			21,808
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs			$ 463,529
Gross proceed	$ (6,900,000)	$ 6,900,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract length			12 months
Recognized revenue			$ 14,875,233
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract length			24 months
Recognized revenue			$ 31,406,604
Geographic Concentration Risk [Member] | HONG KONG
Summary of Significant Accounting Policies [Line Items]
Cash at banks			$ 315,721	$ 2,365,532